Risk information - Foreign currency position (Details) - Currency risk kr in Millions	Dec. 31, 2019 SEK (kr) $ / kr $ / kr ฿ / kr ¥ / kr £ / kr € / kr	Dec. 31, 2018 SEK (kr) $ / kr ฿ / kr ¥ / kr £ / kr € / kr
EUR
Risk information
Exchange rate | € / kr	10.4474	10.2626
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (160)	kr (165)
USD
Risk information
Exchange rate | $ / kr	9.3283	8.9674
Share at year-end (as a %)	2.00%	1.00%
Currency position	kr 318	kr 188
JPY
Risk information
Exchange rate | ¥ / kr	0.0857	0.0812
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (115)	kr (185)
GBP
Risk information
Exchange rate | £ / kr	12.2457	11.3683
Share at year-end (as a %)	0.00%	1.00%
Currency position	kr (87)	kr (133)
MXN
Risk information
Exchange rate | $ / kr	0.4947
Share at year-end (as a %)	0.00%
Currency position	kr (86)
THB
Risk information
Exchange rate | ฿ / kr	0.3118	0.2755
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (109)	kr (120)
Other currency
Risk information
Share at year-end (as a %)	0.00%	1.00%
Currency position	kr (16)	kr 282
Foreign currencies
Risk information
Share at year-end (as a %)	5.00%	6.00%
Currency position	kr (255)	kr (133)
Currency positions excluding unrealized changes in fair value	kr 5	kr 0